Altegris Fixed Income Long Short Fund

ALTEGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(a series of Northern Lights Fund Trust)

Supplement dated August 26, 2014 to the Prospectus dated April 30, 2014

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Effective September 1, 2014, the maximum sales charge for the Class A shares has been lowered to 4.75%.

The following replaces the first paragraph and the table in the “Fees and Expenses of the Fund” portion of the “Fund Summary” section on page 1 of the Prospectus:

FEES AND EXPENSES OF THE FUND:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	ClassA	ClassC	ClassI	ClassN
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)	ClassA	ClassC	ClassI	ClassN
Management Fees	1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%
Other Expenses	1.05%	1.05%	1.05%	1.05%
Interest and Dividends on Securities Sold Short	0.07%	0.07%	0.07%	0.07%
Remaining Other Expenses	0.98%	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses	3.05%	3.80%	2.80%	3.05%
Fee Waiver (1)	(0.74)%	(0.74)%	(0.74)%	(0.74)%
Total Annual Fund Operating ExpensesAfter Fee Waiver	2.31%	3.06%	2.06%	2.31%

 (1) The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 30, 2015, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))  will not exceed 2.24%, 2.99% 1.99% and 2.24% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund’s adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$698	$1,306	$1,939	$3,630
C	$409	$1,093	$1,896	$3,989
I	$209	$798	$1,414	$3,075
N	$234	$873	$1,537	$3,313

You would pay the following expenses if you did not redeem your Class C Shares:

Class	1 Year	3 Years	5 Years	10 Years
C	$309	$1,093	$1,896	$3,989

ALTEGRIS FIXED INCOME LONG SHORT FUND
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Altegris Fixed Income Long Short Fund	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Altegris Fixed Income Long Short Fund		Class A	Class C	Class I	Class N
Management Fees		1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		1.05%	1.05%	1.05%	1.05%
Interest and Dividends on Securities Sold Short		0.07%	0.07%	0.07%	0.07%
Remaining Other Expenses		0.98%	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses		3.05%	3.80%	2.80%	3.05%
Fee Waiver	[1]	(0.74%)	(0.74%)	(0.74%)	(0.74%)
Total Annual Fund Operating ExpensesAfter Fee Waiver		2.31%	3.06%	2.06%	2.31%
[1]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 30, 2015, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 2.24%, 2.99% 1.99% and 2.24% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Altegris Fixed Income Long Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	698	1,306	1,939	3,630
Class C	409	1,093	1,896	3,989
Class I	209	798	1,414	3,075
Class N	234	873	1,537	3,313

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Altegris Fixed Income Long Short Fund Class C	309	1,093	1,896	3,989